ACCOUNTING PRINCIPLES (Policies)	12 Months Ended
Dec. 31, 2025
General Information About Financial Statements [Abstract]
Basis of presentation	1.1 Basis of presentation
The consolidated financial statements have been prepared on
a historical cost basis, except for equity instruments and
certain trade receivables at fair value through other
comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial
instruments and biological assets, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial
statements of the Company’s Venezuelan tubular production
facilities Industrias Unicon CA (“Unicon”) and the Company's
Argentinian operation Acindar Industria Argentina de Aceros
S.A. ("Acindar"), for which hyperinflationary accounting is
applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial
Reporting Standards (“IFRS”) Accounting Standards as issued
by the International Accounting Standards Board (“IASB”) and
are presented in U.S. dollar with all amounts rounded to the nearest million, except for share and per share data.

Use of judgment and estimates	1.3 Use of judgment and estimates
The preparation of consolidated financial statements in
conformity with IFRS recognition and measurement principles
and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses.
Management reviews its estimates on an ongoing basis using
currently available information. Changes in facts and
circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the
Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be
read in conjunction with the notes mentioned in the summary:
Deferred tax assets (note 10.4): The Company assesses the
recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these
assets and the time frame for their utilization. In addition, the
Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated
depending on the interpretation, which may be uncertain, of
applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and
circumstances.
Provisions for pensions and other post-employment benefits
(note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are
determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience
changes.
Provisions (note 9): Provisions, which result from legal or
constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises.
They are reviewed periodically to take into consideration
changes in laws and regulations and underlying facts and
circumstances.
Impairment of tangible and intangible assets, including goodwill and impairment reversal (note 5.3): In order to assess the
recoverable amount of tangible assets, intangible assets and goodwill, the Company mainly determines their value in use on the basis of the present value of cash flow projections. The estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market. When determining value in use,
management also applies judgment when assessing whether
cash flows expected to arise to achieve sustainability and
decarbonization targets are deemed to maintain the same level of economic benefits or whether they improve or enhance the
asset's performance (see also below judgments and estimates
made in assessing the impact of climate change and the
transition to a low carbon economy). Discount rates are
reviewed annually.
Impairment of associates and joint ventures (note 2.6):
Whenever there is an indication of impairment related to
investments accounted for under the equity method, the
Company performs an impairment test based, amongst others,
on an estimate of its share in the present value of the projected future cash flows expected to be generated by operations of
associates and joint ventures and, similarly to impairment
testing of tangible and intangible assets, including goodwill, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market.
Business combinations (note 2.2.3): Assets acquired and
liabilities assumed as part of a business combination are
recorded at their acquisition-date fair values. Similarly,
consideration including consideration receivable and contingent consideration is measured at fair value. In connection with each of its acquisitions, the Company undertakes a process to identify all assets and liabilities acquired, including intangible assets.
Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include
judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination. Estimated fair values are based on information available at acquisition date and on
expectations and assumptions that have been deemed
reasonable by management. There are several methods that
can be used to determine the fair value of assets acquired and liabilities assumed. The "income approach" is based on the
forecast of the expected future cash flows adjusted to present value by applying an appropriate discount rate that reflects the risk factors associated with the cash flow streams. Some of the more significant estimates and assumptions inherent in the
income method or other methods include the amount and timing of projected future cash flows; the discount rate selected to measure the risks inherent in the future cash flows (weighted average cost of capital); the assessment of the asset's life cycle and the competitive trends impacting the asset, including
consideration of any technical, legal, regulatory or economic barriers to entry. The "cost approach" estimates the value of an asset based on the current cost to reproduce or replace the
asset. Replacement cost is determined based on market data
subsequently adjusted for physical, functional and economic
obsolescence. The most common purchase accounting
adjustments relate to the following assets and liabilities:
•The fair value of identifiable intangible assets (generally patents, customer relationships, technology, brand or
favorable contracts) is estimated based on the above-
mentioned income approach;
•Property, plant and equipment is recorded at market value,
or, if not available, depreciated replacement cost;
•The fair value of pension and other post-employment
benefits is determined separately for each plan using
actuarial assumptions valid as of the acquisition date
relating to the population of employees involved and the fair value of plan assets.
•Inventories are estimated based on expected selling prices
at the date of acquisition reduced by an estimate of selling expenses and a normal profit margin.
•Adjustments to deferred tax assets and liabilities of the
acquiree are recorded to reflect the deferred tax effects of the fair value adjustments relating to identifiable assets and liabilities other than goodwill.
Determining the estimated residual useful lives of tangible and intangible assets acquired requires judgment and certain
intangible assets may be considered to have indefinite useful lives.
Derivative financial instruments (note 6.1.5) and financial
amounts receivable (note 4.5 and 4.6): Certain of the
Company's financial instruments are classified as Level 3 as they include unobservable inputs.
Mineral reserve and resource estimates (note 5.2): Proven iron ore reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and
operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Mineral resource estimates constitute the part of a mineral deposit that have the potential to be economically and legally extracted or produced at the time of the resource
determination. The potential for economic viability is established through qualitative evaluation of relevant technical and
economic factors likely to influence the prospect of economic extraction. A measured mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape, and physical characteristics are so well established that they can be estimated with confidence sufficient to allow the
appropriate application of technical and economic parameters, to support production planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration, sampling and testing information gathered through appropriate techniques from locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough to confirm both geological and grade continuity. An
indicated mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape and physical characteristics, can be estimated with a level of confidence sufficient to allow the appropriate application of technical and economic parameters, to support mine planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration sampling and testing
information gathered through appropriate techniques from
locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough for geological and grade continuity to be reasonably assumed. An inferred mineral
resource is that part of a mineral resource for which quantity and grade or quality can be estimated on the basis of geological evidence and limited sampling, and reasonably assumed but not verified geological and grade continuity. The estimate is based on limited information and sampling gathered through
appropriate techniques from locations such as outcrops,
trenches, pits, workings and drill holes. Estimates of mineral reserves and resources and the estimates of mine life have
been prepared by ArcelorMittal experienced engineers and
geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external
consultants. Reserves and resources are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves and resources, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and
exchange rates. Estimating the quantity and/or grade of
reserves and resources requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and
difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves and resources change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves and resources may change from period to period.
Judgments and estimates made in assessing the impact of
climate change and the transition to a low carbon economy
Assumptions in respect of climate change and the transition to a low carbon economy may impact the Company’s significant
judgments and key estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods. The main judgments and estimates made by ArcelorMittal when preparing the 2025
consolidated financial statements with respect to the expected effects of climate change and the transition to a low carbon economy are described below.
•Impairment of tangible and intangible assets, including
goodwill: Value in use calculations for operations which
apply the BF-BOF route include the impact of
decarbonization at the level of cash flow projections when
decarbonization is necessary to maintain the level of
economic benefits expected to arise from the assets in their current condition considering the legal obligation of net zero for such operations. Accordingly the Company developed
assumptions in determining related capital expenditures
which reflect announced commitments and initiatives in
place, costs associated with operating the new technologies
which are expected to be deployed in the short to medium
term, commodity prices and carbon emission costs on the
basis of historical experience and expectations of future
changes. This requires to assess the future development in
supply, technology change, production changes and other
important factors. For other operations, discount rates are
increased to include a risk premium relative to the future
estimated decarbonization cost. Due to economic
developments, uncertainties over the pace of transition to
low-emission technologies, political and environmental
actions that will be taken to meet the carbon reduction
goals, regulatory changes and emissions activity arising
from climate-related matters, the Company’s assumptions
used in the recoverable amount calculations, such as
capital expenditure, carbon emission costs, level of public
funding and other assumptions are inherently uncertain,
which could result in significant changes to value in use
calculations in future periods and affect impairment
assessments.
•Decommissioning costs: Over the next ten years, the
retirement of certain above-mentioned assets in the context
of the transition to low-carbon steelmaking infrastructures
may lead to certain decommissioning costs. The Company
considered such costs in its value in use calculations but it has not recognized decommissioning provisions related to
decarbonization as the obligating event has not occurred
yet. Decommissioning cost estimates are based on the
known regulatory and external environment. These cost
estimates may change in the future including as a result of
the transition to a lower carbon economy.
•Renewable power purchase agreements: The Company
enters into power purchase agreements ("PPAs"), which
provide for the physical delivery of renewable energy and
enable ArcelorMittal to reduce its indirect emissions (Scope
2) related to energy purchases. The Company analyzes the
accounting treatment for such contracts based on their
relevant terms. When they do not comply either with the
requirements of IFRS 10 for the existence of control or
IFRS 11 for joint control over a company or regarding the
existence of joint operation over an asset, IFRS 16 for the
recognition of a lease, or with the definition of a derivative under IFRS 9, they are accounted for as an executory
contract on the basis of the own use exemption when the
relevant conditions are met (see note 9.4). Virtual PPAs
including a cash settlement based on the difference
between the contract price and the market price are
recognized as financial instruments in accordance with
IFRS 9.
Situation in Ukraine and collateral consequences
The Company's operations in Ukraine consist of a steel plant, which produced 1.7 million tonnes of steel (mainly billets,
rebars, wire rods, light sections and merchant bars) in 2025 (1.6 million tonnes in 2024), and captive mines that produced 7.6 million tonnes of iron ore in 2025 (7.8 million tonnes in 2024);
the related carrying amount of property, plant and equipment remained unchanged at 0.7 billion on the Company’s statement of financial position at December 31, 2025 as compared to
December 31, 2024. In 2025, the Company’s Ukrainian
operations (and in particular its Kryvyi Rih steel plant) recorded
1.5 million of steel shipments (1.5 million tonnes in 2024), generating 1.7 billion of sales (1.6 billion in 2024) including 0.5 billion of sales (0.5 billion in 2024) to customers located in
Ukraine.
Since the war outbreak in February 2022, ArcelorMittal Kryvyi
Rih ("AMKR") has reduced steel and mining production levels
and experienced a combination of periods of suspension and
ramp up of activity. In July 2023, AMKR completed the
construction of a new pumping station and 5 kilometers pipeline to supply water to the city and to ensure full coverage of its production needs following the destruction of the Nova
Kakhovka reservoir's dam. AMKR is currently operating its open pit mining and steel facilities at 73% and 35%, respectively.
ArcelorMittal continued to exercise control over its Ukrainian operations and key production assets have not been seriously damaged at the date of this report. In addition, despite the lower level of activity, none of the assets are held for sale or were discontinued.
In the context of the annual impairment test of intangible assets, including goodwill and tangible assets, the Company applied in its value in use calculation separate discount rates over the discrete projections period, including a higher country risk premium for the cash flow projections until the end of 2026 and a return to a pre-war country risk premium after 2026 and for the terminal value calculation as value in use is sensitive to a difference in country risk for different periods. It concluded that the recoverable amount remains in excess of the carrying
amount. Conversely, if the ongoing conflict between Russia and
Ukraine persists, it could continue to have a material effect on the overall macroeconomic environment potentially affecting
steel and iron ore demand and prices as well as energy costs. It could also result in further reduced production, sales and
income with respect to the Company's Ukrainian operations thus increasing the risk that the Company may need to record an
additional impairment charge with respect to such operations in the future.
In 2025, heightened uncertainty, particularly trade-related, negatively impacted the global economy. U.S. tariff policy
uncertainty impacted the global economy and steel market, with frequent changes in the timing and the extent of such tariffs adding downside risk to steel demand due to its negative impact on business investment. However, despite subdued growth in
real steel demand in core developed markets, steel prices were supported by improved trade protection, most notably in the
U.S., followed by the EU toward the end of the year. As of
October 1, 2025, when goodwill was tested for impairment,
discount rates applied for value in use calculations included lower country risk premiums, in particular in Ukraine, as risk-free rates increased while governmental bond yields remained
relatively stable as compared to October 1, 2024. The Company expects demand to increase in 2026 subject to macroeconomic
uncertainties. The Company's European steel shipments are
expected to increase as domestic mills begin to recapture
market share from imports reflecting the combined effect of
CBAM and the new tariff-rate quota trade tool which should
strengthen progressively over the course of the year.

Critical accounting policies	The following summary provides further information about the
Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be
read in conjunction with the notes mentioned in the summary:
Deferred tax assets (note 10.4): The Company assesses the
recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these
assets and the time frame for their utilization. In addition, the
Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated
depending on the interpretation, which may be uncertain, of
applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and
circumstances.
Provisions for pensions and other post-employment benefits
(note 8.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are
determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience
changes.
Provisions (note 9): Provisions, which result from legal or
constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises.
They are reviewed periodically to take into consideration
changes in laws and regulations and underlying facts and
circumstances.
Impairment of tangible and intangible assets, including goodwill and impairment reversal (note 5.3): In order to assess the
recoverable amount of tangible assets, intangible assets and goodwill, the Company mainly determines their value in use on the basis of the present value of cash flow projections. The estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market. When determining value in use,
management also applies judgment when assessing whether
cash flows expected to arise to achieve sustainability and
decarbonization targets are deemed to maintain the same level of economic benefits or whether they improve or enhance the
asset's performance (see also below judgments and estimates
made in assessing the impact of climate change and the
transition to a low carbon economy). Discount rates are
reviewed annually.
Impairment of associates and joint ventures (note 2.6):
Whenever there is an indication of impairment related to
investments accounted for under the equity method, the
Company performs an impairment test based, amongst others,
on an estimate of its share in the present value of the projected future cash flows expected to be generated by operations of
associates and joint ventures and, similarly to impairment
testing of tangible and intangible assets, including goodwill, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected
changes to average selling prices, shipments and direct costs.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market.
Business combinations (note 2.2.3): Assets acquired and
liabilities assumed as part of a business combination are
recorded at their acquisition-date fair values. Similarly,
consideration including consideration receivable and contingent consideration is measured at fair value. In connection with each of its acquisitions, the Company undertakes a process to identify all assets and liabilities acquired, including intangible assets.
Determining the fair value of identifiable assets and liabilities requires the use of valuation techniques which may include
judgment and estimates and which may affect the allocation of the amount of consideration paid to the assets and liabilities acquired and goodwill or gain from a bargain purchase recorded as part of the business combination. Estimated fair values are based on information available at acquisition date and on
expectations and assumptions that have been deemed
reasonable by management. There are several methods that
can be used to determine the fair value of assets acquired and liabilities assumed. The "income approach" is based on the
forecast of the expected future cash flows adjusted to present value by applying an appropriate discount rate that reflects the risk factors associated with the cash flow streams. Some of the more significant estimates and assumptions inherent in the
income method or other methods include the amount and timing of projected future cash flows; the discount rate selected to measure the risks inherent in the future cash flows (weighted average cost of capital); the assessment of the asset's life cycle and the competitive trends impacting the asset, including
consideration of any technical, legal, regulatory or economic barriers to entry. The "cost approach" estimates the value of an asset based on the current cost to reproduce or replace the
asset. Replacement cost is determined based on market data
subsequently adjusted for physical, functional and economic
obsolescence. The most common purchase accounting
adjustments relate to the following assets and liabilities:
•The fair value of identifiable intangible assets (generally patents, customer relationships, technology, brand or
favorable contracts) is estimated based on the above-
mentioned income approach;
•Property, plant and equipment is recorded at market value,
or, if not available, depreciated replacement cost;
•The fair value of pension and other post-employment
benefits is determined separately for each plan using
actuarial assumptions valid as of the acquisition date
relating to the population of employees involved and the fair value of plan assets.
•Inventories are estimated based on expected selling prices
at the date of acquisition reduced by an estimate of selling expenses and a normal profit margin.
•Adjustments to deferred tax assets and liabilities of the
acquiree are recorded to reflect the deferred tax effects of the fair value adjustments relating to identifiable assets and liabilities other than goodwill.
Determining the estimated residual useful lives of tangible and intangible assets acquired requires judgment and certain
intangible assets may be considered to have indefinite useful lives.
Derivative financial instruments (note 6.1.5) and financial
amounts receivable (note 4.5 and 4.6): Certain of the
Company's financial instruments are classified as Level 3 as they include unobservable inputs.
Mineral reserve and resource estimates (note 5.2): Proven iron ore reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and
operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Mineral resource estimates constitute the part of a mineral deposit that have the potential to be economically and legally extracted or produced at the time of the resource
determination. The potential for economic viability is established through qualitative evaluation of relevant technical and
economic factors likely to influence the prospect of economic extraction. A measured mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape, and physical characteristics are so well established that they can be estimated with confidence sufficient to allow the
appropriate application of technical and economic parameters, to support production planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration, sampling and testing information gathered through appropriate techniques from locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough to confirm both geological and grade continuity. An
indicated mineral resource is that part of a mineral resource for which quantity, grade or quality, densities, shape and physical characteristics, can be estimated with a level of confidence sufficient to allow the appropriate application of technical and economic parameters, to support mine planning and evaluation of the economic viability of the deposit. The estimate is based on detailed and reliable exploration sampling and testing
information gathered through appropriate techniques from
locations such as outcrops, trenches, pits, workings and drill holes that are spaced closely enough for geological and grade continuity to be reasonably assumed. An inferred mineral
resource is that part of a mineral resource for which quantity and grade or quality can be estimated on the basis of geological evidence and limited sampling, and reasonably assumed but not verified geological and grade continuity. The estimate is based on limited information and sampling gathered through
appropriate techniques from locations such as outcrops,
trenches, pits, workings and drill holes. Estimates of mineral reserves and resources and the estimates of mine life have
been prepared by ArcelorMittal experienced engineers and
geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external
consultants. Reserves and resources are updated annually and calculated using a reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves and resources, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and
exchange rates. Estimating the quantity and/or grade of
reserves and resources requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and
difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves and resources change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves and resources may change from period to period.
Judgments and estimates made in assessing the impact of
climate change and the transition to a low carbon economy
Assumptions in respect of climate change and the transition to a low carbon economy may impact the Company’s significant
judgments and key estimates and result in material changes to financial results and the carrying values of certain assets and liabilities in future reporting periods. The main judgments and estimates made by ArcelorMittal when preparing the 2025
consolidated financial statements with respect to the expected effects of climate change and the transition to a low carbon economy are described below.
•Impairment of tangible and intangible assets, including
goodwill: Value in use calculations for operations which
apply the BF-BOF route include the impact of
decarbonization at the level of cash flow projections when
decarbonization is necessary to maintain the level of
economic benefits expected to arise from the assets in their current condition considering the legal obligation of net zero for such operations. Accordingly the Company developed
assumptions in determining related capital expenditures
which reflect announced commitments and initiatives in
place, costs associated with operating the new technologies
which are expected to be deployed in the short to medium
term, commodity prices and carbon emission costs on the
basis of historical experience and expectations of future
changes. This requires to assess the future development in
supply, technology change, production changes and other
important factors. For other operations, discount rates are
increased to include a risk premium relative to the future
estimated decarbonization cost. Due to economic
developments, uncertainties over the pace of transition to
low-emission technologies, political and environmental
actions that will be taken to meet the carbon reduction
goals, regulatory changes and emissions activity arising
from climate-related matters, the Company’s assumptions
used in the recoverable amount calculations, such as
capital expenditure, carbon emission costs, level of public
funding and other assumptions are inherently uncertain,
which could result in significant changes to value in use
calculations in future periods and affect impairment
assessments.
•Decommissioning costs: Over the next ten years, the
retirement of certain above-mentioned assets in the context
of the transition to low-carbon steelmaking infrastructures
may lead to certain decommissioning costs. The Company
considered such costs in its value in use calculations but it has not recognized decommissioning provisions related to
decarbonization as the obligating event has not occurred
yet. Decommissioning cost estimates are based on the
known regulatory and external environment. These cost
estimates may change in the future including as a result of
the transition to a lower carbon economy.
•Renewable power purchase agreements: The Company
enters into power purchase agreements ("PPAs"), which
provide for the physical delivery of renewable energy and
enable ArcelorMittal to reduce its indirect emissions (Scope
2) related to energy purchases. The Company analyzes the
accounting treatment for such contracts based on their
relevant terms. When they do not comply either with the
requirements of IFRS 10 for the existence of control or
IFRS 11 for joint control over a company or regarding the
existence of joint operation over an asset, IFRS 16 for the
recognition of a lease, or with the definition of a derivative under IFRS 9, they are accounted for as an executory
contract on the basis of the own use exemption when the
relevant conditions are met (see note 9.4). Virtual PPAs
including a cash settlement based on the difference
between the contract price and the market price are
recognized as financial instruments in accordance with
IFRS 9.
Situation in Ukraine and collateral consequences
The Company's operations in Ukraine consist of a steel plant, which produced 1.7 million tonnes of steel (mainly billets,
rebars, wire rods, light sections and merchant bars) in 2025 (1.6 million tonnes in 2024), and captive mines that produced 7.6 million tonnes of iron ore in 2025 (7.8 million tonnes in 2024);
the related carrying amount of property, plant and equipment remained unchanged at 0.7 billion on the Company’s statement of financial position at December 31, 2025 as compared to
December 31, 2024. In 2025, the Company’s Ukrainian
operations (and in particular its Kryvyi Rih steel plant) recorded
1.5 million of steel shipments (1.5 million tonnes in 2024), generating 1.7 billion of sales (1.6 billion in 2024) including 0.5 billion of sales (0.5 billion in 2024) to customers located in
Ukraine.
Since the war outbreak in February 2022, ArcelorMittal Kryvyi
Rih ("AMKR") has reduced steel and mining production levels
and experienced a combination of periods of suspension and
ramp up of activity. In July 2023, AMKR completed the
construction of a new pumping station and 5 kilometers pipeline to supply water to the city and to ensure full coverage of its production needs following the destruction of the Nova
Kakhovka reservoir's dam. AMKR is currently operating its open pit mining and steel facilities at 73% and 35%, respectively.
ArcelorMittal continued to exercise control over its Ukrainian operations and key production assets have not been seriously damaged at the date of this report. In addition, despite the lower level of activity, none of the assets are held for sale or were discontinued.
In the context of the annual impairment test of intangible assets, including goodwill and tangible assets, the Company applied in its value in use calculation separate discount rates over the discrete projections period, including a higher country risk premium for the cash flow projections until the end of 2026 and a return to a pre-war country risk premium after 2026 and for the terminal value calculation as value in use is sensitive to a difference in country risk for different periods. It concluded that the recoverable amount remains in excess of the carrying
amount. Conversely, if the ongoing conflict between Russia and
Ukraine persists, it could continue to have a material effect on the overall macroeconomic environment potentially affecting
steel and iron ore demand and prices as well as energy costs. It could also result in further reduced production, sales and
income with respect to the Company's Ukrainian operations thus increasing the risk that the Company may need to record an
additional impairment charge with respect to such operations in the future.
In 2025, heightened uncertainty, particularly trade-related, negatively impacted the global economy. U.S. tariff policy
uncertainty impacted the global economy and steel market, with frequent changes in the timing and the extent of such tariffs adding downside risk to steel demand due to its negative impact on business investment. However, despite subdued growth in
real steel demand in core developed markets, steel prices were supported by improved trade protection, most notably in the
U.S., followed by the EU toward the end of the year. As of
October 1, 2025, when goodwill was tested for impairment,
discount rates applied for value in use calculations included lower country risk premiums, in particular in Ukraine, as risk-free rates increased while governmental bond yields remained
relatively stable as compared to October 1, 2024. The Company expects demand to increase in 2026 subject to macroeconomic
uncertainties. The Company's European steel shipments are
expected to increase as domestic mills begin to recapture
market share from imports reflecting the combined effect of
CBAM and the new tariff-rate quota trade tool which should
strengthen progressively over the course of the year.

Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2025	1.4.1 Adoption of new IFRS standards, amendments and
interpretations applicable from January 1, 2025
On January 1, 2025, the Company adopted 'Lack of
Exchangeability (Amendments to IAS 21)' as published by the
IASB on August 15, 2023 and that contains guidance to specify when a currency is exchangeable and how to determine the
exchange rate when a currency is not exchangeable. The
amendments also require the disclosure of additional
information when a currency is not exchangeable. The
adoption of this amendment did not have a material impact to the Company's consolidated financial statements.
1.4.2 New IFRS standards, amendments and interpretations
applicable from 2026 onward
On May 30, 2024, the IASB issued 'Amendments to the
Classification and Measurement of Financial Instruments
(Amendments to IFRS 9 and IFRS 7)' to address matters
identified during the post-implementation review of the
classification and measurement requirements of IFRS 9
'Financial Instruments'. The amendments relate to
derecognition of a financial liability settled through electronic transfer, classification of financial assets and disclosures. The amendments are effective for reporting periods beginning on or after January 1, 2026. Earlier application of either all the amendments at the same time or only the amendments to the
classification of financial assets is permitted.
On July 18, 2024, the IASB issued 'Annual Improvements—
Volume 11' including minor amendments of IFRS 1 'First-time
Adoption of International Financial Reporting Standards', IFRS
7 'Financial Instruments: Disclosures', IFRS 9 'Financial
Instruments', IFRS 10 'Consolidated Financial Statements' and
IAS 7 'Statement of Cash Flows'. Annual Improvements—
Volume 11 are effective for reporting periods beginning on or after January 1, 2026. Earlier application is permitted.
On December 18, 2024, the IASB issued 'Contracts
Referencing Nature-dependent Electricity – Amendments to
IFRS 9 and IFRS 7', which amend the own-use requirements in
IFRS 9 to include the factors an entity is required to consider for contracts to buy and take delivery of renewable electricity for which the source of production of the electricity is nature-
dependent. The hedge accounting requirements in IFRS 9 are
also amended to permit an entity using a contract for nature-
dependent renewable electricity with specified characteristics as a hedging instrument to designate a variable volume of
forecast electricity transactions as the hedged item if specified criteria are met and to measure the hedged item using the
same volume assumptions as those used for the hedging
instrument. The amendments are effective for annual reporting periods beginning on or after January 1, 2026. Early
application is permitted.
On April 9, 2024, the IASB published IFRS 18 'Presentation
and Disclosure in Financial Statements' which includes
requirements for all entities applying IFRS for the presentation and disclosure of information in financial statements. The
objective of IFRS 18 is to set out requirements for the
presentation and disclosure of information in general purpose financial statements (financial statements) to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. Retrospective application of the standard is mandatory for annual reporting periods starting from January 1, 2027 onwards but earlier
application is permitted.
With respect to IFRS 18, the Company revised its chart of
accounts in order to apply starting 2025 the new categories of the consolidated statements of operations introduced by the
standard in parallel with the current reporting framework. While
IFRS 18 does not modify the recognition and measurement
rules for assets, liabilities, income and expenses, it will modify the presentation of the Company's consolidated statements of operations mainly with respect to foreign exchange gains and losses, which are allocated to the operating, investing and
financing categories and interest income, which will be
allocated to the investing category. IFRS 18 will also modify the consolidated statements of cash flows mainly in connection
with interest and dividend received and interest paid, which will be transferred from operating activities to investing activities and financing activities, respectively. The Company is still assessing the impact of IFRS 18 on its management-defined
performance measures.
On November 13, 2025, the IASB published amendments to
IAS 21 'The Effects of Changes in Foreign Exchange Rates'
which clarify how companies should translate financial
statements from a non-hyperinflationary currency into a
hyperinflationary one. The aim of these narrow-scope
amendments is to improve the usefulness of the resulting
information in a cost-effective manner. Amendments to IAS 21 are effective for reporting periods beginning on or after January
1, 2027. Earlier application is permitted.
On August 21, 2025, the IASB published amendments to IFRS
19 'Subsidiaries without Public Accountability: Disclosures'
which provide reduced disclosure requirements for new and
amended IFRS Accounting Standards issued between
February 2021 and May 2024. Amendments to IFRS 19 are
effective for reporting periods beginning on or after January 1,
2027. Earlier application is permitted.
On May 9, 2024, the IASB published IFRS 19 'Subsidiaries
without Public Accountability: Disclosures' which specifies
reduced disclosure requirements that an eligible entity is
permitted to apply instead of the disclosure requirements in other IFRS Accounting Standards. IFRS 19 is effective for
reporting periods beginning on or after January 1, 2027. Earlier application is permitted.

Basis of consolidation	2.1 Basis of consolidation
The consolidated financial statements include the accounts of the Company, its subsidiaries and its interests in associated companies and joint arrangements. Subsidiaries are
consolidated from the date the Company obtains control
(ordinarily the date of acquisition) until the date control ceases.
The Company controls an entity when the Company is
exposed to or has rights to variable returns from its
involvement with the entity and has the ability to affect those returns through its power over the entity.Intercompany balances and transactions, including income, expenses and dividends, are eliminated in the consolidated
financial statements. Gains and losses resulting from
intercompany transactions are also eliminated.
Non-controlling interests represent the portion of profit or loss and net assets not held by the Company and are presented
separately in the consolidated statements of operations, in the consolidated statements of other comprehensive income and
within equity in the consolidated statements of financial
position.
Investment in associates and joint ventures	Associates are those companies over which the Company has
the ability to exercise significant influence on the financial and operating policy decisions, which it does not control. Generally, significant influence is presumed to exist when the Company
holds more than 20% of the voting rights. Joint arrangements, which include joint ventures and joint operations, are those over whose activities the Company has joint control, typically under a contractual arrangement. In joint ventures,
ArcelorMittal exercises joint control and has rights to the net assets of the arrangement. The investment is accounted for
under the equity method and therefore recognized at cost at
the date of acquisition and subsequently adjusted for
ArcelorMittal’s share in undistributed earnings or losses since acquisition, less any impairment incurred. Any excess of the cost of the acquisition over the Company’s share of the net fair value of the identifiable assets, liabilities, and contingent liabilities of the associate or joint venture recognized at the date of acquisition is considered as goodwill. The goodwill, if any, is included in the carrying amount of the investment and is evaluated for impairment as part of the investment. The
consolidated statements of operations include the Company’s
share of the profit or loss of associates and joint ventures from the date that significant influence or joint control commences until the date significant influence or joint control ceases and any impairment losses. Adjustments to the carrying amount
may also be necessary for changes in the Company’s
proportionate interest in the investee arising from changes in the investee’s equity that have not been recognized in the
investee’s profit or loss. The Company’s share of those
changes is recognized directly in the relevant reserve within equity.
The Company assesses the recoverability of its investments
accounted for under the equity method whenever there is an
indication of impairment. In determining the value in use of its investments, the Company estimates its share in the present
value of the projected future cash flows expected to be
generated by operations of associates and joint ventures (see also note 2.6).
For investments in joint operations, in which ArcelorMittal
exercises joint control and has rights to the assets and
obligations for the liabilities relating to the arrangement, the
Company recognizes its assets, liabilities and transactions, including its share of those incurred jointly.
Investments in equity instruments at FVOCI	Investments in other entities, over which the Company and/or its operating subsidiaries do not have the ability to exercise significant influence, are accounted for as investments in equity instruments at FVOCI with any resulting gain or loss, net of related tax effect, recognized in the consolidated statements of other comprehensive income ("OCI"). All fair value movements for investments in equity instruments at FVOCI, including the difference between the acquisition cost and the current fair value, are recorded in OCI and are not reclassified to the
consolidated statements of operations. Realized gains and
losses from the sale of investments in equity instruments at
FVOCI  are reclassified from OCI to retained earnings within equity upon disposal.
Translation of financial statements denominated in foreign currency	2.2.2 Translation of financial statements denominated in
foreign currency
The functional currency of ArcelorMittal S.A. is the U.S. dollar.
The functional currency of each of the principal operating
subsidiaries is the local currency, except for ArcelorMittal
México, AMMC, AML, ArcelorMittal International Luxembourg,
whose functional currency is the U.S. dollar and ArcelorMittal
Poland, whose functional currency is the euro.
Transactions in currencies other than the functional currency of a subsidiary are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are remeasured at the rates of exchange prevailing on the date of the
consolidated statements of financial position and the related translation gains and losses are reported within financing costs in the consolidated statements of operations. Non-monetary
items that are carried at cost are translated using the rate of exchange prevailing at the date of the transaction. Non-
monetary items that are carried at fair value are translated using the exchange rate prevailing when the fair value was
determined and the related translation gains and losses are
reported in the consolidated statements of comprehensive
income.
Upon consolidation, the results of operations of ArcelorMittal’s subsidiaries, associates and joint arrangements whose
functional currency is other than the U.S. dollar are translated into U.S. dollar at the monthly average exchange rates and
assets and liabilities are translated at the year-end exchange rates. Translation adjustments are recognized directly in other comprehensive income and are included in net income
(including non-controlling interests) only upon sale or
liquidation of the underlying foreign subsidiary, associate or joint arrangement.
Business combinations	2.2.3 Business combinations
Business combinations are accounted for using the acquisition method as of the acquisition date, which is the date on which control is transferred to ArcelorMittal. The Company controls an entity when it is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Company measures goodwill at the acquisition date as the total of the fair value of consideration transferred, plus the proportionate amount of any non-controlling interest, plus the fair value of any previously held equity interest in the acquiree, if any, less the net recognized amount (generally at fair value)
of the identifiable assets acquired and liabilities assumed.
In a business combination in which the fair value of the
identifiable net assets acquired exceeds the cost of the
acquired business, the Company reassesses the fair value of
the assets acquired and liabilities assumed. If, after
reassessment, ArcelorMittal’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceeds the cost of the business combination, the excess (bargain purchase) is recognized immediately as
operating income in the consolidated statements of operations.
Any contingent consideration payable is recognized at fair
value at the acquisition date and any costs directly attributable to the business combination are expensed as incurred.
Divestments and assets held for sale	Non-current assets and disposal groups that are classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through
continuing use. The non-current asset, or disposal group, is classified as held for sale only when the sale is highly probable and is available for immediate sale in its present condition and is marketed for sale at a price that is reasonable in relation to its current fair value. Assets held for sale are presented
separately in the consolidated statements of financial position and are not depreciated. Gains (losses) on disposal of
subsidiaries are recognized in cost of sales, whereas gains
(losses) on disposal of investments accounted for under the
equity method are recognized in income (loss) from
investments in associates, joint ventures and other
investments.
An operation is classified as discontinued when it represents a separate major line of business or geographical area of
operations that either has been disposed of or is classified as held for sale. Discontinued operations are reported on a single line in the Company's consolidated statements of operations. It reflects the after-tax net income from discontinued operations until the date of disposal and the gains or losses net of taxes realized on the disposals of these operations. In addition, cash flows generated by the discontinued operations are reported on a separate line in the consolidated statement of cash flows for the relevant periods.

Other investments	Other investments include those investments in equity
instruments for which the Company does not have significant
influence. The Company irrevocably elected  to present the
changes in fair value of such equity instruments, which are not held for trading, in other comprehensive income, because
these investments are held as long-term strategic investments that are not expected to be sold in the short to medium-term.
Reportable segments	The Company is organized in six operating and reportable
segments, which are components engaged in business
activities from which they may earn revenues and incur
expenses (including revenues and expenses relating to
transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the CODM to make decisions about resources to be allocated to the segment and assess its performance. Segment performance is measured based on
income from investments in associates, joint ventures and
other investments for India and JVs and operating income for the other operating segments. The Company CODM is the
Executive Office comprising the Executive Chairman, Mr.
Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
ArcelorMittal's operating segments include the attributable
goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash
and short-term deposits, short-term investments, tax assets
and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the
segment. The treasury function is managed centrally for the
Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•North America represents the flat, long and tubular
facilities of the Company located in Canada, Mexico and
the United States. North America produces hot briquetted
iron and flat products such as slabs, hot-rolled coil, cold-
rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via
distributors or processors. North America also produces
long products such as wire rod, sections, rebar, billets,
blooms and wire drawing, and tubular products. The raw
material supply of the North America operations includes
sourcing from iron ore captive mines in Mexico to supply
the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries
including Argentina, Costa Rica and Venezuela. Flat
products include slabs, hot-rolled coil, cold-rolled coil and coated steel. These products are sold primarily to
customers in the construction, power generation and
agribusiness sectors, as well as in the automotive and
household appliances industries. Long products consist of
wire rod, sections, bar and rebar, billets, blooms and wire
drawing. The raw material supply of the Brazil operations
includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with
operations that range from Spain in the west to Romania
in the east, and covering the flat carbon steel product
portfolio in all major countries and markets. Europe
produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily
to customers in the automotive, general and packaging
sectors. Europe also produces long products consisting of
sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of Europe
operations included sourcing from iron ore captive mines
in Bosnia & Herzegovina (until their sale on October 30,
2025).
•India and JVs includes all of the Company's interests in
joint ventures, associates and other investments. India is a high growth vector of the Company, with its assets well-
positioned to grow with the domestic market.
•Sustainable Solutions is focused on growing niche
businesses providing vital added-value support to growing
sustainable related applications from a low-carbon, capital
light asset base. These businesses include: a)
Construction solutions: product offerings include sandwich
panels (e.g., insulation), profiles and turnkey pre-
fabrication solutions to assist building in smarter ways and reduce the carbon footprint of buildings; b) Projects:
product range includes plates, pipes & tubes, wire ropes,
reinforced steels, providing high-quality & sustainable steel solutions for energy projects and supporting offshore wind,
energy transition and onshore construction; c) Industeel:
EAF based capacity for high quality steel grades designed
to meet demanding customer specifications (e.g., XCarb®
for wind turbines) and supplying a wide range of industries
(energy, chemicals, mechanical engineering, machinery,
infrastructure, defense & security); d) Renewables:
investments in renewable energy projects; e) Metallics:
investment and development of the Company’s scrap
recycling and collection capabilities; f) Distribution &
service centers: European services processor including
slitting, cut-to-length, multi blanking, and press blanking
and operating through an extensive network.
•Mining segment comprises the mines owned by
ArcelorMittal in Canada and Liberia. It provides the
Company's steel operations with high quality and low-cost
iron ore reserves and also sells mineral products to third
parties.
Revenue	The Company’s revenue is derived from the single
performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation occur at the same time. Revenue from the sale of
goods is recognized when the Company has transferred
control of the goods to the buyer and the buyer obtains the
benefits from the goods, the potential cash flows and the
amount of revenue (the transaction price) can be measured
reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset
depends on when the goods are made available to the carrier
or the buyer takes possession of the goods, depending on the delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations.
Revenue is measured at the transaction price of the
consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods.
Therefore, the Company estimates, based on its historical
experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue
recognition.
The Company’s products must meet customer specifications. A
certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:
–Product Rejection - Product shipped and billed to an
end customer that did not meet previously agreed
customer specifications. Claims typically result from
physical defects in the goods, goods shipped to the
wrong location, goods produced with incorrect
specifications and goods shipped outside acceptable
time parameters.
–Consequential Damages - Damages reported by the
customer not directly related to the value of the
rejected goods (for example: customer processing
cost or mill down time, sampling, storage, sorting,
administrative cost, replacement cost, etc.).
The Company estimates the variable consideration for such
claims using the expected value method and reduces the
amount of revenue recognized.
Warranties:
The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed
specifications. Accordingly, the Company accounts for
warranties in accordance with IAS 37 "Provisions, Contingent
Liabilities and Contingent Assets" (see note 9).
Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts
previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the
variable consideration for these programs using the most likely amount method or the expected value method, whichever
approach best predicts the amount of the consideration based on the terms of the contract and available information and
updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from
date of delivery, depending on the market and product sold.
The Company received 365 and 505 as of December 31, 2025,
and 2024, respectively, as advances from its customers which are classified as unsatisfied performance obligations and
recognized as liabilities in line with IFRS 15. The Company
expects 100% of these unsatisfied performance obligations as of December 31, 2025 to be recognized as revenue during
2026 as the Company’s contracts have an original expected
duration of one year or less.

Trade accounts receivable and other	Trade accounts receivable are initially recorded at their
transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the
allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the
aging of the receivables. Recoveries of trade receivables
previously reserved in the allowance for expected credit losses are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and
administrative expense when a specific account is deemed
uncollectible. The Company concluded that a trade receivable is in default when it is overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless the
collectability can be clearly demonstrated. Uninsured trade
receivables and the associated allowance are written off when
ArcelorMittal has exhausted its recovery efforts and
enforcement options. ArcelorMittal continuously considered the impacts on the current economic environment in its risk of
default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade
receivables remain consistent with historical levels and the
Company did not identify any expected increased risk of
default.
Inventories	Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method.
Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present
location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when
production levels are abnormally low are capitalized as
inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the
consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of
marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of being the amount that the
inventory is expected to realize, taking into account the
purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances
that previously caused inventories to be written down below
cost no longer exist.
Trade accounts payables and other	Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from
suppliers. Trade accounts payable have maturities from 15 to
180 days depending on the type of material, the geographic
area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value. The Company’s average
outstanding number of trade payable days amounted to 82
over the last 5 years.
Certain contractual arrangements with the longest maturities enable suppliers, at their own discretion, to early discount their receivables due from the Company to obtain funding for their own working capital needs. The Company has determined that
such arrangements did neither lead to the extinguishment of
the liability against the supplier nor resulted in significant modifications of amounts payable and applicable terms and
conditions. Accordingly, in the consolidated statement of
financial position the corresponding payables remain classified as trade accounts payables until they are settled at their
agreed due dates, and the corresponding cash outflows are
classified as part of the operating activities in the consolidated statement of cash flows.
Goodwill	Goodwill
Goodwill arising on an acquisition is recognized as previously described within the business combinations section in note
2.2.3. Goodwill is allocated to those groups of cash-generating units ("GCGUs") that are expected to benefit from the business combination in which the goodwill arose and in all cases is at the operating segment level, which represents the lowest level at which goodwill is monitored for internal management
purposes except for goodwill allocated to AMKR cash-
generating unit ("CGU") in Ukraine and AMSA GCGU in South
Africa (see below).

Intangible assets	Intangible assets are recognized only when it is probable that the expected future economic benefits attributable to the
assets will accrue to the Company and the cost can be reliably measured. Intangible assets acquired separately by
ArcelorMittal are initially recorded at cost and those acquired in a business combination are initially recorded at fair value at the date of the business combination. These primarily include
customer relationships and trade marks as well as emission
rights, and the cost of technology and licenses purchased from third parties and operating authorizations granted by
governments or other public bodies (concessions). Intangible assets are amortized on a straight-line basis over their
estimated economic useful lives, which typically do not exceed five years. Amortization is included in the consolidated
statements of operations as part of cost of sales.
ArcelorMittal’s industrial sites which are regulated by the
European Directive 2003/87/EC of October 13, 2003 on carbon
dioxide (“CO2”) emission rights, effective as of January 1, 2005, are located primarily in Belgium, France, Germany,
Luxembourg, Poland and Spain. In Ontario, Canada,
ArcelorMittal's operations have been subject to output based pricing system regulations since January 1, 2019 but effective
January 1, 2022, they are regulated on carbon pricing under
the Ontario Emissions Performance System (“OEPS”). In
South Africa, a CO2 tax system was introduced in 2019.
Emission rights allocated to the Company on a no-charge basis pursuant to the annual national allocation plan are recorded at nil value and purchased emission rights are recorded at cost.
Property, plant and equipment	Property, plant and equipment is recorded at cost less
accumulated depreciation and impairment. Cost includes all
related costs directly attributable to the acquisition or
construction of the asset. Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the
related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
The Company’s annual review of useful lives leverages on the experience gained from an in-depth review performed every
five years, any significant change in the expected pattern of consumption embodied in the asset, and the specialized
knowledge of ArcelorMittal’s network of chief technical officers.
The chief technical officer network includes engineers with
facility-specific expertise related to plant and equipment used in the principal production units of the Company’s operations.
The most recent in-depth review took place in 2024, during
which the Company performed a review, which was finalized
early 2025, of the useful lives of its fixed assets and
determined there were no material changes to the useful lives of property, plant and equipment. In performing this review, the
Company gathered and evaluated data, including
commissioning dates, designed capacities, maintenance
records and programs, and asset performance history, among
other attributes. In accordance with IAS 16, Property, Plant and
Equipment, the Company considered this information at the
level of components significant in relation to the total cost of the item of plant and equipment. Other factors the Company
considered in its determination of useful lives included the expected use of the assets, technical or commercial
obsolescence, and operational factors. In addition, the
Company considered the accumulated technical experience
and knowledge sharing programs that allowed for the
exchange of best practices within the chief technical officer network and the deployment of these practices across the
Company’s principal production units.
Major improvements, which add to productive capacity or
extend the life of an asset, are capitalized, while repairs and maintenance are expensed as incurred. Where a tangible fixed asset comprises major components having different useful
lives, these components are accounted for as separate items.
Property, plant and equipment under construction is recorded as construction in progress until it is ready for its intended use;
thereafter it is transferred to the related class of property, plant and equipment and depreciated over its estimated useful life.
Interest incurred during construction is capitalized if the
borrowing cost is directly attributable to the construction. Gains and losses on retirement or disposal of assets are recognized in cost of sales.
The residual values and useful lives of property, plant and
equipment are reviewed at each reporting date and adjusted if expectations differ from previous estimates. Depreciation
methods applied to property, plant and equipment are reviewed at each reporting date and changed if there has been a
significant change in the expected pattern of consumption of the future economic benefits embodied in the asset.
Mining assets comprise:
•Mineral rights acquired;
•Capitalized developmental stripping (as described
below in “—Stripping and overburden removal costs”).
Property, plant and equipment used in mining activities is
depreciated over its useful life or over the remaining life of the mine, if shorter, and if there is no alternative use. For the majority of assets used in mining activities, the economic
benefits from the asset are consumed in a pattern which is
linked to the production level and accordingly, assets used in mining activities are primarily depreciated on a units-of-
production basis. A unit-of-production is based on the available estimate of proven and probable reserves.
Capitalization of pre-production expenditures ceases when the mining property is capable of commercial production as it is intended by management. General administration costs that
are not directly attributable to a specific exploration area are charged to the consolidated statements of operations.
Mineral Reserves and resources
Mineral Reserves are estimates of the amount of product that can be economically and legally extracted from the Company’s properties. Furthermore, mineral resource estimates constitute the part of a mineral deposit that have the potential to be
economically and legally extracted or produced at the time of the resource determination. In order to estimate mineral
reserves, estimates are required for a range of geological,
technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs,
transport costs, commodity demand, commodity prices and
exchange rates. The potential for economic viability and
estimate of mineral resources is established through high level and conceptual engineering studies.
Estimating the quantity and/or grade of mineral reserves
requires the size, shape and depth of ore bodies to be
determined by analyzing geological data such as drilling
samples. This process may require complex and difficult
geological judgments to interpret the data. The estimation of mineral resource is based on detailed and reliable exploration, sampling and testing information gathered through appropriate techniques from locations such as outcrops, trenches, pits,
workings and drill holes that are spaced closely enough to
confirm both geological and grade continuity.
Because the economic assumptions used to estimate mineral
reserves and mineral resources change from period to period, and because additional geological data is generated during the course of operations, estimates of mineral reserves and
mineral resources may change from period to period. Changes
in reported mineral reserves and mineral resources may affect the Company’s financial results and financial position in a
number of ways, including the following:
•Asset carrying amounts may be affected due to
changes in estimated future cash flows.
•Depreciation, depletion and amortization charged in
the consolidated statements of operations may
change where such charges are determined by the
units of production basis, or where the useful
economic lives of assets change.
•Overburden removal costs recognized in the
consolidated statements of financial position or
charged to the consolidated statements of operations
may change due to changes in stripping ratios or the
units of production basis of depreciation.
•Decommissioning, site restoration and environmental
provisions may change where changes in estimated
reserves affect expectations about the timing or cost
of these activities.
Stripping and overburden removal costs
In open pit and underground mining operations, it is often
necessary to remove overburden and other waste materials to
access the deposit from which minerals can be extracted. This process is referred to as stripping. Stripping costs can be
incurred before the mining production commences
(“developmental stripping”) or during the production stage
(“production stripping”).
A mine can operate several open pits that are regarded as
separate operations for the purpose of mine planning and
production. In this case, stripping costs are accounted for
separately, by reference to the ore extracted from each
separate pit. If, however, the pits are highly integrated for the purpose of mine planning and production, stripping costs are aggregated.
The determination of whether multiple pit mines are considered separate or integrated operations depends on each mine’s
specific circumstances. The following factors would point
towards the stripping costs for the individual pits being
accounted for separately:
•If mining of the second and subsequent pits is
conducted consecutively with that of the first pit,
rather than concurrently.
•If separate investment decisions are made to develop
each pit, rather than a single investment decision
being made at the outset.
•If the pits are operated as separate units in terms of
mine planning and the sequencing of overburden and
ore mining, rather than as an integrated unit.
•If expenditures for additional infrastructure to support
the second and subsequent pits are relatively large.
•If the pits extract ore from separate and distinct ore
bodies, rather than from a single ore body.
The relative importance of each factor is considered by local management to determine whether the stripping costs should
be attributed to the individual pit or to the combined output from several pits.
Developmental stripping costs contribute to the future
economic benefits of mining operations when the production
begins and so are capitalized as tangible assets (construction in progress), whereas production stripping is a part of on-going activities and commences when the production stage of mining operations begins and continues throughout the life of a mine.
Capitalization of developmental stripping costs ends when the commercial production of the minerals commences.
Production stripping costs are incurred to extract the ore in the form of inventories and/or to improve access to an additional component of an ore body or deeper levels of material.
Production stripping costs are accounted for as inventories to the extent the benefit from production stripping activity is realized in the form of inventories. Production stripping costs are recognized as a non-current asset (“stripping activity
assets”) to the extent it is probable that future economic benefit in terms of improved access to ore will flow to the Company, the components of the ore body for which access has been
improved can be identified and the costs relating to the
stripping activity associated with that component can be
measured reliably.
All stripping costs assets (either stripping activity assets or capitalized developmental stripping costs) are presented within a specific “mining assets” class of property, plant and
equipment and then depreciated on a units-of-production basis.
Exploration and evaluation expenditure
Exploration and evaluation activities involve the search for iron ore and coal resources, the determination of technical
feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities
include:
•researching and analyzing historical exploration data;
•conducting topographical, geological, geochemical
and geophysical studies;
•carrying out exploratory drilling, trenching and
sampling activities;
•drilling, trenching and sampling activities to determine
the quantity and grade of the deposit;
•examining and testing extraction methods and
metallurgical or treatment processes; and
•detailed economic feasibility evaluations to determine
whether development of the reserves is commercially
justified and to plan methods for mine development.
Exploration and evaluation expenditure is charged to the
consolidated statements of operations as incurred except in the following circumstances, in which case the expenditure is
capitalized: (i) the exploration and evaluation activity is within an area of interest which was previously acquired in a business combination and measured at fair value on acquisition; or (ii)
when management has a high degree of confidence in the
project’s economic viability and it is probable that future
economic benefits will flow to the Company.
Capitalized exploration and evaluation expenditures are
generally recorded as a component of property, plant and
equipment at cost less impairment charges, unless their nature requires them to be recorded as an intangible asset. As the
asset is not available for use, it is not depreciated and all capitalized exploration and evaluation expenditure is monitored for indications of impairment. To the extent that capitalized expenditure is not expected to be recovered, it is recognized as an expense in the consolidated statements of operations.
Cash flows associated with exploration and evaluation
expenditure are classified as operating activities when they are related to expenses or as an investing activity when they are related to a capitalized asset in the consolidated statements of cash flows.
Development expenditure
Development is the establishment of access to the mineral
reserve and other preparations for commercial production.
Development activities often continue during production and
include:
•sinking shafts and underground drifts (often called
mine development);
•making permanent excavations;
•developing passageways and rooms or galleries;
•building roads and tunnels; and
•advance removal of overburden and waste rock.
Development (or construction) also includes the installation of infrastructure (e.g., roads, utilities and housing), machinery, equipment and facilities.
When reserves are determined and development is approved,
expenditures capitalized as exploration and evaluation are
reclassified as construction in progress and are reported as a component of property, plant and equipment. All subsequent
development expenditures are capitalized and classified as
construction in progress. On completion of development, all
assets included in construction in progress are individually reclassified to the appropriate category of property, plant and equipment and depreciated accordingly.
Biological assets	Biological assets
Biological assets are part of the Brazil operating segment and consist of eucalyptus forests located in the Brazilian state of
Minas Gerais exclusively from renewable plantations and
intended for the production of charcoal to be utilized as fuel and a source of carbon in the direct reduction process of pig iron production in some of the Company’s blast furnaces in
Brazil.
Biological assets are measured at their fair value, net of
estimated costs to sell at the time of harvest. The fair value
(Level 3 in the fair value hierarchy) is determined based on the discounted cash flow method, taking into consideration the
cubic volume of wood, segregated by plantation year, and the equivalent sales value of standing trees. The average sales
price was estimated based on domestic market prices. In
determining the fair value of biological assets, a discounted cash flow model was used, with a harvest cycle of 6 to 7 years.
Power purchase agreements	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are part of the cost of the asset until such assets are commissioned. If the project is subject to a specific funding, the capitalization of borrowing costs is based on the borrowing rate. If the project is financed by the Company's debt, the capitalization of borrowing costs is based on the weighted average borrowing cost for the period.

Impairment of assets	At each reporting date, ArcelorMittal reviews the carrying
amounts of its intangible assets (excluding goodwill) and
tangible assets to determine whether there is any indication that the carrying amount of those assets may not be
recoverable through continuing use, or that a reversal of
previous periods' impairment charges may be required. If any such indication exists, the recoverable amount of the asset (or
CGU) is reviewed in order to determine the amount of the
impairment (or reversal of prior periods' impairment charges), if any. The recoverable amount is the higher of its fair value less cost of disposal and its value in use.
In estimating its value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or cash-
generating unit). For an asset that does not generate cash
inflows largely independent of those from other assets, the
recoverable amount is determined for the CGU to which the
asset belongs. The CGU is the smallest identifiable group of assets corresponding to operating units that generate cash
inflows. If the recoverable amount of an asset (or CGU) is
estimated to be less than its carrying amount, an impairment loss is recognized. An impairment loss is recognized as an
expense immediately as part of cost of sales (see note 4.2) in the consolidated statements of operations.
In the case of permanently idled assets, the impairment is
measured at the individual asset level. Otherwise, the
Company’s assets are measured for impairment at the CGU
level. In certain instances, the CGU is an integrated
manufacturing facility which may also be an operating
subsidiary. Further, a manufacturing facility may be operated in concert with another facility with neither facility generating cash inflows that are largely independent from the cash inflows of the other. In this instance, the two facilities are combined for purposes of testing for impairment. As of December 31, 2025
and December 31, 2024, the Company determined it has 46
and 45 cash-generating units, respectively.
An impairment loss, related to intangible assets other than
goodwill and tangible assets recognized in prior years is
reversed if, and only if, there has been a change in the
estimates used to determine the asset’s recoverable amount
since the last impairment loss was recognized. However, the
increased carrying amount of an asset due to a reversal of an impairment loss will not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior
years. A reversal of an impairment loss is recognized
immediately as part of operating income in the consolidated
statements of operations.
Fair value measurement	The Company classifies the bases used to measure certain
assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into
three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.
The levels are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2: Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3: Inputs for the assets or liabilities that are not based on observable market data and require management assumptions
or inputs from unobservable `markets.Investments in equity instruments at FVOCI classified as Level
1 refer to listed securities quoted in active markets (see note
2.5).  A quoted market price in an active market provides the most reliable evidence of fair value and is used without
adjustment to measure fair value whenever available, with
limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the stock exchange on which the
asset is most actively traded on the last trading day of the period, multiplied by the number of units held without
consideration of transaction costs.
Derivative financial assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights, see note 6.1.5 for further
information.
Derivative financial assets and liabilities classified as Level 3 are described in note 6.1.5.
Borrowings	Gross debt includes bank debt, debenture loans and lease obligations and is stated at amortized cost.
Cash and cash equivalents	Cash and cash equivalents consist of cash and short-term
highly liquid investments that are readily convertible to cash with original maturities of three months or less at the time of purchase and are carried at cost plus accrued interest, which approximates fair value.
Cash and cash equivalents are primarily centralized at the
parent level and are managed by ArcelorMittal Treasury SNC,
although from time to time cash or cash equivalent balances
may be held at the Company’s international subsidiaries or its holding companies. Some of these operating subsidiaries have debt outstanding or are subject to acquisition agreements that impose restrictions on such operating subsidiaries’ ability to pay dividends, but such restrictions are not significant in the context of ArcelorMittal’s overall liquidity. Repatriation of funds from operating subsidiaries may also be affected by tax and
foreign exchange policies in place from time to time in the
various countries where the Company operates, though none
of these policies are currently significant in the context of
ArcelorMittal’s overall liquidity.
Restricted cash	Restricted cash represents cash and cash equivalents not
readily available to the Company, mainly related to insurance deposits, cash accounts in connection with environmental
obligations and true sale of receivables programs, as well as various other deposits or required balance obligations related to letters of credit and credit arrangements.
Derivative financial instruments	The Company uses derivative financial instruments to manage
its exposure to fluctuations in interest rates, exchange rates, raw material prices, freight, energy and emission rights
allowances arising from operating, financing and investing
activities. Derivative financial instruments are classified as current or non-current assets or liabilities based on their
maturity dates and are accounted for at the trade date.
Embedded derivatives are separated from the host contract
and accounted for separately if they are not closely related to the host contract. The Company measures all derivative
financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as
appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the consolidated statements of operations, except for derivatives that are designated and
qualify for cash flow or net investment hedge accounting.
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other
comprehensive income. Amounts deferred in equity are
recorded in the consolidated statements of operations in the periods when the hedged item is recognized in the
consolidated statements of operations and within the same line item (see note 6.3 Cash flow hedges).
The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values or cash flows of hedged items. When a hedging
instrument is sold, terminated, expired or exercised, the
accumulated gain or loss on the hedging instrument is
maintained in equity until the forecasted transaction occurs. If the hedged transaction is no longer probable, the cumulative gain or loss, which had been recognized in equity, is reported immediately in the consolidated statements of operations.
Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly as a separate
component of equity, to the extent that the hedge is effective.
To the extent that the hedge is ineffective, such differences are recognized in the consolidated statements of operations (see note 6.3 Net investment hedge).
The Company manages the counter-party risk associated with
its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and
underlying position, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or
require guarantees from its counterparties for the risks
incurred. Allowing for exceptions, the Company’s
counterparties are part of its financial partners and the related market transactions are governed by framework agreements
(mainly International Swaps and Derivatives Association
agreements which allow netting only in case of counterparty
default). Accordingly, derivative assets and derivative liabilities are not offset.
Other non-derivative financial assets and liabilities	Other non-derivative financial assets and liabilities include cash and cash equivalents and restricted cash (see note 6.1.3),
certain trade and certain other receivables (see note 4.3, 4.5 and 4.6), investments in equity instruments at FVOCI (see note
2.5), trade payables and certain other liabilities (see notes 4.7 and 4.8). These instruments are recognized initially at fair value when the Company becomes a party to the contractual
provisions of the instrument. Non-derivative financial assets are derecognized if the Company’s contractual rights to the
cash flows from the financial instruments expire or if the
Company transfers the financial instruments to another party without retaining control of substantially all risks and rewards of the instruments. Non-derivative financial liabilities are
derecognized when they are extinguished (i.e. when the
obligation specified in the contract is discharged, canceled or expired).
Impairment of financial assets	In relation to the impairment of financial assets, an expected credit loss ("ECL") model is required. The ECL model requires the Group to account for expected credit losses and changes in those ECL at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. In particular, the Company measures the loss allowance for a financial
instrument at an amount equal to the lifetime ECL if the credit risk on that financial instrument has increased significantly since initial recognition. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected
increased risk of default (note 4.3).
Investments in equity instruments at FVOCI are exempt from
the impairment test because the fair value of the investment is recorded in OCI and not reclassified to profit and loss.
Financial assets are tested for ECLs annually or whenever
changes in circumstances indicate that there is a change in
credit risk. Any ECL is recognized in the consolidated
statements of operations. An ECL related to financial assets is reversed if and to the extent there has been a change in the factors used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been
determined if no ECL had been recognized. Reversals of ECLs
are recognized in net income, except for investments in equity instruments at FVOCI, in which all fair value movements are
recognized in OCI.

Leases	As a lessee, the Company assesses if a contract is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for
consideration.
The Company recognizes a right-of-use asset and a lease
liability at the commencement date, except for short-term
leases of twelve months or less and leases for which the
underlying asset is of low value, which are expensed in the
consolidated statement of operations on a straight-line basis over the lease term.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement
date, discounted using the interest rate implicit in the lease, or, if not readily determinable, the incremental borrowing rate
specific to the country, term and currency of the contract.
Lease payments can include fixed payments, variable
payments that depend on an index or rate known at the
commencement date, as well as any extension or purchase
options, if the Company is reasonably certain to exercise these options. The lease liability is subsequently measured at
amortized cost using the effective interest method and
remeasured with a corresponding adjustment to the related
right-of-use asset when there is a change in future lease
payments in case of renegotiation, changes of an index or rate or in case of reassessments of options.
The right-of-use asset comprises, at inception, the initial lease liability, any initial direct costs and, when applicable, the obligations to refurbish the asset, less any incentives granted by the lessors. The right-of-use asset is subsequently
depreciated on a straight-line basis to the earlier end of its estimated useful life or the end of the lease term or to the end of the estimated useful life of the underlying asset, if the lease transfers the ownership of the underlying asset to the
Company at the end of the lease term or if the cost of the right-
of-use asset reflects that the lessee will exercise a purchase option. Right-of-use assets are also subject to testing for
impairment if there is an indicator that they may be impaired.
Variable lease payments not included in the measurement of
the lease liabilities are expensed to the consolidated statement of operations in the period in which the events or conditions which trigger those payments occur.
In the statement of financial position, right-of-use assets and lease liabilities are classified, respectively, as part of property, plant and equipment and short-term/long-term debt.
Deferred employee benefits	ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are
principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined
benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external insurance or funds for certain employees. Contributions are paid in return for services rendered by the employees during the period.
Contributions are expensed as incurred consistent with the
recognition of wages and salaries.
Defined benefit ("DB") plans are those plans that provide
guaranteed benefits to certain employees, either by way of
contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is
determined using the projected unit credit method, with
actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the
consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The impact arising from the
remeasurement of the benefit obligation and plan assets due to experience and changes in actuarial assumptions are charged
or credited to other comprehensive income in the period in
which they arise. Any assets resulting from this calculation are limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative
expenses in the consolidated statements of operations. The
net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the
passage of time, is recognized as part of net financing costs in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement
of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of
operations in the period in which it arises.
Termination plans are those plans that primarily correspond to terminating an employee’s contract usually following the
decision of the employee before the normal retirement date.
Liabilities for termination plans are recognized when the
affected employees have formally been informed and when
amounts owed have been determined using an appropriate
actuarial calculation. Liabilities relating to long-term termination plans (like early retirement plans) are calculated annually
based on the number of employees that have taken or
contractually agreed to take early retirement and are
discounted using an interest rate that corresponds to that of high-quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Provisions for social plans are recorded in connection with voluntary
separation plans. Voluntary retirement plans primarily
correspond to the practical implementation of social plans or are linked to collective agreements signed with certain
categories of employees. The Company recognizes a liability
and expense when it can no longer withdraw the offer or, if
earlier, when it has a detailed formal plan which has been
communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and
sabbatical awards, disability benefits and long-term
compensated absences such as sick leave. The amount
recognized as a liability is the present value of benefit
obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the
consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and
post-employment benefits, as well as the carrying amount of
the related liability/asset on the consolidated statements of financial position are based on several assumptions and
factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and
retirement rates.
•Discount rates – The present value of the defined benefit
obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the
benefit will be paid. In countries where there is no deep
market in such bonds, the market rates on government
bonds are used. Nominal interest rates vary worldwide due
to exchange rates and local inflation rates.
•Rate of compensation increase – The rate of compensation
increase reflects actual experience and the Company’s long-
term outlook, including contractually agreed wage rate
increases for represented hourly employees.
•Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare
outlook, including appropriate cost control measures
implemented by the Company, and industry benchmarks and
surveys.
•Mortality and retirement rates – Mortality and retirement
rates are based on actual and projected plan experience.

Share-based payments	ArcelorMittal issues equity-settled share-based payments to
certain employees which are RSUs and PSUs. Equity-settled
share-based payments are measured at fair value (excluding
the effect of non market-based vesting conditions) at the grant date. The fair value determined at the grant date of the equity-
settled share-based payments is expensed on a graded
vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Where the fair value calculation requires modeling of the Company’s
performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer
companies. The expected life used in the model has been
adjusted, based on management’s best estimate, for the
effects of non-transferability, exercise restrictions and
behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the
vesting period.
Provisions	ArcelorMittal recognizes provisions for liabilities and probable losses that have been incurred when it has a present legal or constructive obligation as a result of past events, it is probable that the Company will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a financing cost. Future operating
expenses or losses are excluded from recognition as
provisions as they do not meet the definition of a liability.
Contingent assets and contingent liabilities are excluded from recognition in the consolidated statements of financial position.
Provisions for onerous contracts are recorded in the
consolidated statements of operations when it becomes known
that the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be
received. Assets dedicated to the onerous contracts are tested for impairment before recognizing a separate provision for the onerous contract.
Provisions for restructuring are recognized when and only
when a detailed formal plan exists and a valid expectation in those affected by the restructuring has been raised, by starting to implement the plan or announcing its main features.
ArcelorMittal records asset retirement obligations (“ARO”)
initially at the fair value of the legal or constructive obligation in the period in which it is incurred and capitalizes the ARO by increasing the carrying amount of the related non-current
asset. The fair value of the obligation is determined as the discounted value of the expected future cash flows. The liability is accreted to its present value through net financing cost and the capitalized cost is depreciated in accordance with the
Company’s depreciation policies for property, plant and
equipment. Subsequently, when reliably measurable, ARO is
recorded on the consolidated statements of financial position increasing the cost of the asset and the fair value of the related obligation. Foreign exchange gains or losses on AROs
denominated in foreign currencies are recorded in the
consolidated statements of operations.
ArcelorMittal is subject to changing and increasingly stringent environmental laws and regulations concerning air emissions, water discharges and waste disposal, as well as certain
remediation activities that involve the clean-up of soil and groundwater. ArcelorMittal is currently engaged in the
investigation and remediation of environmental contamination at a number of its facilities. Most of these are legacy
obligations arising from acquisitions.
Environmental costs that relate to current operations or to an existing condition caused by past operations, and which do not contribute to future revenue generation or cost reduction, are expensed. Liabilities are recorded when environmental
assessments and/or remedial efforts are probable and the cost can be reliably estimated based on ongoing engineering
studies, discussions with the environmental authorities and
other assumptions relevant to the nature and extent of the
remediation that may be required. The ultimate cost to
ArcelorMittal is dependent upon factors beyond its control such as the scope and methodology of the remedial action
requirements to be established by environmental and public
health authorities, new laws or government regulations, rapidly changing technology and the outcome of any potential related litigation. Environmental liabilities are discounted if the
aggregate amount of the obligation and the amount and timing of the cash payments are fixed or reliably determinable.
The estimates of loss contingencies for environmental matters and other contingencies are based on various judgments and
assumptions including the likelihood, nature, magnitude and
timing of assessment, remediation and/or monitoring activities and the probable cost of these activities. In some cases,
judgments and assumptions are made relating to the obligation or willingness and ability of third parties to bear a proportionate or allocated share of cost of these activities, including third parties who sold assets to ArcelorMittal or purchased assets from it subject to environmental liabilities. ArcelorMittal also considers, among other things, the activity to date at particular sites, information obtained through consultation with applicable regulatory authorities and third-party consultants and
contractors and its historical experience with other
circumstances judged to be comparable. Due to the numerous
variables associated with these judgments and assumptions,
and the effects of changes in governmental regulation and
environmental technologies, both the precision and reliability of the resulting estimates of the related contingencies are subject to substantial uncertainties. As estimated costs to remediate change, the Company will reduce or increase the recorded
liabilities through write backs or additional provisions in the consolidated statements of operations. ArcelorMittal does not expect these environmental issues to affect the utilization of its plants, now or in the future.
ArcelorMittal is currently and may in the future be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitration proceedings are recorded in accordance with the principles described above.
Most of these claims involve highly complex issues. Often
these issues are subject to substantial uncertainties and,
therefore, the probability of loss and an estimation of damages are difficult to ascertain. Consequently, ArcelorMittal may be unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding.
In those cases, ArcelorMittal has disclosed information with respect to the nature of the contingency. ArcelorMittal has not accrued a provision for the potential outcome of these cases.
For cases in which the Company was able to make a reliable
estimate of the expected loss or range of probable loss and
has accrued a provision for such loss, it believes that
publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions.
Accordingly, in these cases, the Company has disclosed
information with respect to the nature of the contingency, but has not disclosed its estimate of the range of potential loss.
In the cases in which quantifiable fines and penalties have
been assessed, the Company has indicated the amount of
such fine or penalty or the amount of provision accrued that is the estimate of the probable loss.
These assessments can involve a series of complex judgments
about future events and can rely heavily on estimates and
assumptions. The assessments are based on estimates and
assumptions that have been deemed reasonable by
management. The Company believes that the aggregate
provisions recorded for the above matters are adequate based upon currently available information. However, given the
inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that have a material adverse effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
Deferred income tax	The current tax payable (recoverable) is based on taxable
profit (loss) for the year. Taxable profit differs from profit as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or
deductible in other years or are never taxable or deductible.
The Company’s current income tax expense (benefit) is
calculated using tax rates that have been enacted or
substantively enacted as of the date of the consolidated
statements of financial position.
Tax is charged or credited to the consolidated statements of operations, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognized in other comprehensive income or in equity.
Deferred tax is recognized on differences between the carrying amounts of assets and liabilities, in the consolidated financial statements and the corresponding tax basis used in the
computation of taxable profit, and is accounted for using the statements of financial position liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences and net operating loss carry forwards to the extent that it is probable that taxable profits will be available against which those deductible
temporary differences can be utilized. Such assets and
liabilities are not recognized if the taxable temporary difference arises from the initial recognition of non-deductible goodwill or if the differences arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the profit reported in the consolidated statements of operations.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries,
associates and joint ventures, except if the Company is able to control the reversal of the temporary difference and it is
probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are
only recognized to the extent that it is probable that there will be sufficient taxable profits against which the benefits of the temporary differences can be utilized and are expected to
reverse in the foreseeable future.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws)
that have been enacted or substantively enacted at the
consolidated statements of financial position date. The
measurement of deferred tax assets and liabilities reflects the tax consequences that would result from the manner in which
the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
The carrying amount of deferred tax assets is reviewed at each consolidated statements of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. The Company reviews the deferred tax assets in
the different jurisdictions in which it operates to assess the possibility of realizing such assets based on projected taxable profit, the expected timing of the reversals of existing
temporary differences, the carry forward period of temporary differences and tax losses carried forward and the
implementation of planning strategies. Due to the numerous
variables associated with these judgments and assumptions,
both the precision and reliability of the resulting estimates of the deferred tax assets are subject to substantial uncertainties.
In case a history of recent losses is present, the Company
considers whether convincing other evidence exists, such as
the character of (historical) losses and planning opportunities, to support the deferred tax assets recognition.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends
to settle its current tax assets and liabilities on a net basis.
Uncertain (income) tax positions are periodically assessed by the Company based on management’s best judgment given
any changes in the facts, circumstances and information
available and applicable tax laws. When it is probable that the position taken in the tax return will not be accepted by the tax authorities, the Group establishes provisions based on the
most likely amount of the liability (recovery) or weighted
average of various possible outcomes to reflect the effect of the uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates, to the extent that a reliable estimate can be made.
The Company has adopted International Tax Reform – Pillar
Two Model Rules (Amendments to IAS 12 upon their release
on May 23, 2023). The Amendments provide a temporary
mandatory exception from deferred tax accounting for the top-
up tax, which is effective immediately, and require disclosures about the Pillar Two exposure from December 31, 2023. The
Company has applied a temporary mandatory relief from
deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when incurred.
Pillar Two legislation has been enacted or substantively
enacted in the jurisdiction of ArcelorMittal S.A., the ultimate parent of the Group, and in certain other jurisdictions where the
Company operates. The legislation is effective for the
Company’s financial year beginning January 1, 2024.  Based
on the applicable criteria, the Company is subject to Pillar Two minimum tax.
Earnings per common share	Basic earnings per common share is computed by dividing net income available to equity holders of the parent by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing income available to equity holders of the parent by the weighted average number of common shares plus potential common shares from share unit plans whenever the conversion results in a dilutive effect.
Transactions with non-controlling interests	Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with
owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such
circumstances, the carrying amounts of the controlling and
non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is
recognized directly in equity and attributed to the owners of the parent.